Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	The following table presents the Group’s intangible assets as of the respective balance sheet dates:
	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2022	286	-	286	39
Additions	-	-	-	-
Amortization expense	(50)	-	(50)	(6)
Net balance as of June 30, 2023	236	-	236	33

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:
	RMB	US$
2023 (July – December)	35	5
2024	70	10
2025	70	10
2026	61	8
	236	33